Organization (Details) $ / shares in Units, $ in Millions	Jun. 30, 2023 $ / shares shares	Jun. 14, 2023 USD ($)	Apr. 27, 2023 $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Aug. 31, 2024 $ / shares	Jul. 31, 2024 $ / shares	Jun. 30, 2024 $ / shares	May 31, 2024 $ / shares	Apr. 30, 2024 $ / shares	Mar. 31, 2024 $ / shares	Feb. 29, 2024 $ / shares	Jan. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Nov. 30, 2023 $ / shares	Oct. 31, 2023 $ / shares	Sep. 30, 2023 $ / shares shares	Aug. 31, 2023 $ / shares	Jul. 31, 2023 $ / shares	Jul. 01, 2023
Subsidiary, Sale of Stock [Line Items]
Common shares issued (in shares)				69,008,371.263												26,133,510.522
CLO Vehicle Purchase
Subsidiary, Sale of Stock [Line Items]
Percentage of beneficial interests acquired																			100
Common Class I
Subsidiary, Sale of Stock [Line Items]
Percentage of subordinated notes acquired																			100
Public Stock Offering
Subsidiary, Sale of Stock [Line Items]
Maximum public offering amount on a continuous basis | $				$ 5,000.0
Public Stock Offering | Common Class I
Subsidiary, Sale of Stock [Line Items]
Price per share sold (in dollars per share) | $ / shares				$ 25.10	$ 25.12	$ 25.08	$ 25.12	$ 25.19	$ 25.15	$ 25.17	$ 25.06	$ 25.02	$ 25.07	$ 25.07	$ 25.00	$ 25.00	$ 25.05	$ 25.00
Private Stock Offering | Affiliated Entity | Common Class F
Subsidiary, Sale of Stock [Line Items]
Proceeds from private offering | $		$ 650.3
Price per share sold (in dollars per share) | $ / shares	$ 25.00		$ 25.00
Sale of stock, number of shares issued in transaction (in shares)	26,010,927.600		2,000
Private Stock Offering | Affiliated Entity | Common Class I
Subsidiary, Sale of Stock [Line Items]
Common shares issued (in shares)	26,010,927.600